INTANGIBLE ASSETS (Details) - USD ($)	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Total Intangible Assets	$ 176,428,222	$ 183,693,165	$ 217,862,061
Less Accumulated Amortization	(42,847,756)	(35,612,135)	(16,760,646)
Intangible Assets, Net	133,580,466	148,081,030	201,101,415
Capitalized Software [Member]
Total Intangible Assets	9,343,352	9,255,026	4,010,454
Less Accumulated Amortization		(2,273,432)	(579,161)
Management Agreement [Member]
Total Intangible Assets	7,594,937	7,594,937	7,594,937
Less Accumulated Amortization		(565,972)	(366,667)
Customer Relationship [Member]
Total Intangible Assets	18,586,200	18,586,200	18,415,200
Less Accumulated Amortization		(8,113,913)	(6,484,668)
Intellectual Property [Member]
Total Intangible Assets	7,850,517	8,520,121	8,212,764
Less Accumulated Amortization		(5,496,231)	0
Dispensary License [Member]
Total Intangible Assets	$ 133,053,216	139,736,881	179,628,706
Less Accumulated Amortization		$ (19,162,587)	$ (9,330,150)